Assets and Liabilities - Cash - Schedule of Cash Balance Denominated in Foreign Currencies (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	kr 726,929	kr 123,588
DKK
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	483,862	89,155
EUR
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	644	20,083
USD
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	241,353	14,309
CHF
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	18
GBP
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	kr 1,052	kr 41